UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 96.7%
AUSTRALIA 10.9%
DIVERSIFIED 4.1%
BGP Holdings PLC (EUR)(a),(b),(c)	4,151,319	$0
Dexus Property Group	3,941,903	2,930,003
FKP Property Group	1,016,530	666,966
Mirvac Group	1,444,598	1,955,312
Stockland	1,713,417	6,273,546
		11,825,827
INDUSTRIAL 1.5%
Goodman Group	7,070,308	4,249,685
OFFICE 1.1%
Commonwealth Property Office Fund	2,020,884	1,678,290
ING Office Fund	2,513,616	1,349,373
		3,027,663
RETAIL 4.2%
Westfield Group	1,075,792	11,905,639
TOTAL AUSTRALIA		31,008,814
AUSTRIA 0.3%
OFFICE
Atrium European Real Estate Ltd.	136,186	871,874
BRAZIL 1.2%
OFFICE 0.7%
BR Properties SA(c)	284,725	2,068,573
RETAIL 0.5%
Aliansce Shopping Centers SA(c)	119,540	695,723
BR Malls Participacoes SA(c)	49,818	588,286
		1,284,009
TOTAL BRAZIL		3,352,582

	Number of Shares	Value
CANADA 2.1%
OFFICE 0.7%
Brookfield Properties Corp.	137,514	$2,112,215
RESIDENTIAL 0.9%
Boardwalk REIT	66,266	2,626,108
RETAIL 0.5%
Primaris Retail REIT	79,398	1,313,333
RioCan REIT	221	4,021
		1,317,354
TOTAL CANADA		6,055,677
FINLAND 1.0%
DIVERSIFIED
Citycon Oyj	8,160	32,513
Sponda Oyj	646,545	2,698,362
		2,730,875
FRANCE 3.6%
DIVERSIFIED
ICADE	27,300	3,038,684
Unibail-Rodamco	35,453	7,182,692
		10,221,376
GERMANY 1.1%
DIVERSIFIED 0.5%
IVG Immobilien AG(c)	172,994	1,511,744
RESIDENTIAL 0.6%
Deutsche Wohnen AG(c)	154,467	1,566,401
TOTAL GERMANY		3,078,145

	Number of Shares	Value
HONG KONG 19.5%
DIVERSIFIED 15.4%
Glorious Property Holdings Ltd.(c)	5,543,124	$2,341,688
Great Eagle Holdings Ltd.	196,239	548,461
Hang Lung Properties Ltd.	777,000	3,127,314
Henderson Land Development Company Ltd.	562,261	3,972,053
Hysan Development Company Ltd.	744,600	2,148,184
Kerry Properties Ltd.	358,000	1,920,430
KWG Property Holding Ltd.	2,247,040	1,620,688
New World Development Ltd.	2,757,000	5,390,252
Shimao Property Holdings Ltd.	321,604	591,494
Sun Hung Kai Properties Ltd.	1,092,912	16,426,935
Wharf Holdings Ltd.	1,000,000	5,666,999
		43,754,498
HOTEL 0.6%
Shangri-La Asia Ltd.	827,721	1,618,289
OFFICE 2.4%
Hongkong Land Holdings Ltd. (USD)	1,364,800	6,919,536
RESIDENTIAL 1.1%
China Overseas Land & Investment Ltd.	1,319,720	2,977,943
TOTAL HONG KONG		55,270,266
JAPAN 9.0%
DIVERSIFIED 6.8%
Kenedix Realty Investment Corp.	205	550,599
Mitsubishi Estate Co., Ltd.	684,000	11,193,925
Mitsui Fudosan Co., Ltd.	282,117	4,788,958
Nomura Real Estate Holdings	44,600	687,915
Sumitomo Realty & Development Co., Ltd.	110,000	2,093,165
		19,314,562

	Number of Shares	Value
OFFICE 1.1%
DA Office Investment Corp.	267	$570,327
Japan Prime Realty Investment Corp.	275	612,124
Nippon Building Fund	236	2,032,089
		3,214,540
RESIDENTIAL 0.7%
Goldcrest Co., Ltd.	69,748	1,844,976
RETAIL 0.4%
AEON Mall Co., Ltd.	51,700	1,089,964
TOTAL JAPAN		25,464,042
NETHERLANDS 0.6%
RETAIL
Corio NV	27,640	1,845,506
NORWAY 0.5%
OFFICE
Norwegian Property ASA(c)	731,359	1,525,921
SINGAPORE 3.7%
DIVERSIFIED 2.8%
CapitaLand Ltd.	2,075,000	5,888,524
Keppel Land Ltd.	825,030	2,164,380
		8,052,904
OFFICE 0.8%
CapitaCommercial Trust	2,795,000	2,157,761
RETAIL 0.1%
CapitaMalls Asia Ltd.(c)	232,000	374,795
TOTAL SINGAPORE		10,585,460

	Number of Shares	Value
SWEDEN 1.4%
DIVERSIFIED 1.1%
Fabege AB	471,701	$3,187,964
OFFICE 0.3%
Wihlborgs Fastigheter AB	31,303	661,123
TOTAL SWEDEN		3,849,087
UNITED KINGDOM 7.4%
DIVERSIFIED 5.3%
British Land Co., PLC	386,760	2,823,614
Hammerson PLC	858,625	5,125,855
Land Securities Group PLC	692,266	7,122,478
London & Stamford Property Ltd.	36,735	66,198
		15,138,145
INDUSTRIAL 0.3%
Segro PLC	138,922	673,762
OFFICE 0.9%
Derwent London PLC	66,585	1,380,243
Great Portland Estates PLC	267,358	1,275,569
		2,655,812
RESIDENTIAL 0.5%
Unite Group PLC(c)	336,802	1,319,141
SELF STORAGE 0.4%
Big Yellow Group PLC(c)	227,474	1,173,651
TOTAL UNITED KINGDOM		20,960,511
UNITED STATES 34.4%
DIVERSIFIED 3.0%
Cousins Properties	93,780	779,312
Forest City Enterprises(c)	202,230	2,914,134
Vornado Realty Trust	63,425	4,801,272
		8,494,718

	Number of Shares	Value
HEALTH CARE 3.4%
Brookdale Senior Living(c)	224,488	$4,676,085
HCP	105,666	3,486,978
Ventas	28,027	1,330,722
		9,493,785
HOTEL 3.3%
Hersha Hospitality Trust	79,311	410,831
Hospitality Properties Trust	54,617	1,308,077
Host Hotels & Resorts	253,287	3,710,655
Hyatt Hotels Corp.(c)	39,843	1,552,283
Sunstone Hotel Investors(c)	202,055	2,256,954
		9,238,800
INDUSTRIAL 2.9%
AMB Property Corp.	45,832	1,248,464
ProLogis	531,890	7,020,948
		8,269,412
OFFICE 3.2%
Boston Properties	35,829	2,702,940
Liberty Property Trust	85,892	2,915,174
SL Green Realty Corp.	62,318	3,568,952
		9,187,066
OFFICE/INDUSTRIAL 1.0%
PS Business Parks	52,222	2,788,655

	Number of Shares	Value
RESIDENTIAL 5.4%
APARTMENT 4.8%
Apartment Investment & Management Co.	72,309	$1,331,209
AvalonBay Communities	23,158	1,999,693
Camden Property Trust	29,432	1,225,254
Colonial Properties Trust	97,195	1,251,872
Education Realty Trust	115,566	663,349
Equity Residential	90,221	3,532,152
Post Properties	131,490	2,895,410
UDR	48,243	851,006
		13,749,945
MANUFACTURED HOME 0.6%
Equity Lifestyle Properties	29,669	1,598,566
TOTAL RESIDENTIAL		15,348,511
SELF STORAGE 2.8%
Public Storage	72,816	6,698,344
Sovran Self Storage	36,313	1,265,871
		7,964,215
SHOPPING CENTER 9.2%
COMMUNITY CENTER 3.4%
Developers Diversified Realty Corp.	232,743	2,832,482
Kimco Realty Corp.	260,742	4,078,005
Regency Centers Corp.	71,111	2,664,529
		9,575,016
REGIONAL MALL 5.8%
Macerich Co.	53,851	2,063,032
Simon Property Group	173,028	14,517,049
		16,580,081
TOTAL SHOPPING CENTER		26,155,097
SPECIALTY 0.2%
Weyerhaeuser Co.	13,884	628,529

		Number of Shares	Value
TOTAL UNITED STATES			$97,568,788
TOTAL COMMON STOCK (Identified cost—$229,358,387)			274,388,924
SHORT-TERM INVESTMENTS 4.0%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.02%(d)		5,760,307	5,760,307
State Street Institutional Liquid Reserves Fund, 0.13%(d)		5,760,948	5,760,948
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$11,521,255)			11,521,255

TOTAL INVESTMENTS (Identified cost—$240,879,642)	100.7%		285,910,179

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)		(2,084,073)

NET ASSETS	100.0%		$283,826,106

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.0% of net assets of the Fund.

(b) Illiquid security.  Aggregate holdings equal 0.0% of net assets of the Fund.

(c) Non-income producing security.

(d) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS - (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value :

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$274,388,924	$274,388,924	$—	—
Money Market Funds	11,521,255	—	11,521,255	—
Total Investments	$285,910,179	$274,388,924	$11,521,255	—

Note 2. Income Tax Information

As of March 31, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$240,879,642
Gross unrealized appreciation	$47,117,438
Gross unrealized depreciation	(2,086,901)
Net unrealized appreciation	$45,030,537

Item 2. Controls and Procedures

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                               During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derchin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: May 28, 2010